T. ROWE PRICE U.S. Equity Research Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  10.4%
Entertainment  1.4%
Live Nation Entertainment (1) 72,200 11,011
Netflix (1) 1,576,263 151,558
Spotify Technology (1) 15,746 7,635
TKO Group Holdings  148,752 29,996
Walt Disney  224,604 21,647
221,847
Interactive Media & Services  8.0%
Alphabet, Class A  1,266,030 364,060
Alphabet, Class C  1,767,427 507,004
Meta Platforms, Class A  654,241 374,311
1,245,375
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  762,861 160,224
160,224
Total Communication Services 1,627,446
CONSUMER DISCRETIONARY  9.5%
Automobiles  1.9%
General Motors  335,298 24,980
Tesla (1) 742,171 275,902
300,882
Broadline Retail  3.8%
Amazon.com (1) 2,825,884 588,547
eBay  69,000 6,280
594,827
Hotels, Restaurants & Leisure  1.7%
Airbnb, Class A (1) 49,357 6,233
Booking Holdings  11,146 46,928
Chipotle Mexican Grill (1) 735,331 23,538
Darden Restaurants  26,627 5,220
Domino's Pizza  23,238 8,337
DoorDash, Class A (1) 69,235 10,396
Hilton Worldwide Holdings  125,072 38,032
Las Vegas Sands  172,505 9,294
McDonald's  252,875 78,591
Royal Caribbean Cruises  61,235 16,851
Starbucks  97,053 8,695

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Viking Holdings (1) 116,900 8,590
Wingstop  30,775 4,769
Yum! Brands  49,300 7,665
273,139
Household Durables  0.1%
PulteGroup  199,179 23,425
23,425
Specialty Retail  2.0%
AutoZone (1) 7,466 25,218
Carvana (1) 65,527 20,600
Home Depot  304,225 100,057
Lowe's  133,005 31,426
O'Reilly Automotive (1) 355,483 32,815
Ross Stores  110,433 23,923
TJX  340,060 54,308
Tractor Supply  167,800 7,601
Ulta Beauty (1) 20,722 10,832
306,780
Total Consumer Discretionary 1,499,053
CONSUMER STAPLES  5.0%
Beverages  1.1%
Coca-Cola  1,278,060 97,196
Keurig Dr Pepper  664,102 17,486
Monster Beverage (1) 255,283 18,498
PepsiCo  264,536 41,080
174,260
Consumer Staples Distribution & Retail  1.8%
Costco Wholesale  121,557 121,123
Sysco  19,100 1,363
Target  34,462 4,177
Walmart  1,239,655 154,064
280,727
Food Products  0.2%
Lamb Weston Holdings (2) 79,000 3,338
Magnum Ice Cream (1) 75,900 1,135
McCormick  45,900 2,315
Mondelez International, Class A  341,221 19,668
26,456
Household Products  0.9%
Colgate-Palmolive  365,891 31,185

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  740,591 106,971
138,156
Personal Care Products  0.3%
elf Beauty (1) 102,710 6,225
Estee Lauder, Class A  169,870 12,192
Kenvue  509,812 8,789
Unilever, ADR  341,059 19,430
46,636
Tobacco  0.7%
Altria Group  376,109 24,819
Philip Morris International  494,351 81,736
106,555
Total Consumer Staples 772,790
ENERGY  4.1%
Energy Equipment & Services  0.4%
Baker Hughes  377,825 23,066
SLB  631,803 32,469
55,535
Oil, Gas & Consumable Fuels  3.7%
Chevron  616,021 127,455
ConocoPhillips  572,498 75,570
Diamondback Energy  130,266 25,765
EOG Resources  136,514 19,736
EQT  383,950 24,435
Exxon Mobil  1,026,957 174,233
Phillips 66  170,107 30,990
Targa Resources  126,296 31,666
Valero Energy  124,608 30,788
Williams  595,748 43,359
583,997
Total Energy 639,532
FINANCIALS  13.1%
Banks  3.6%
Bank of America  2,218,457 108,150
Citigroup  859,893 97,521
East West Bancorp  159,816 17,062
Fifth Third Bancorp  386,109 17,939
Huntington Bancshares  1,200,456 18,787
JPMorgan Chase  712,426 209,567
KeyCorp  639,271 12,817

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Popular  52,336 7,022
U.S. Bancorp  988,644 51,419
Wells Fargo  264,475 21,055
Western Alliance Bancorp  120,650 8,548
569,887
Capital Markets  3.3%
Ares Management, Class A  151,487 16,527
Bank of New York Mellon  314,289 37,284
Blackrock  42,423 40,799
Blackstone  85,838 9,871
Cboe Global Markets  15,175 4,265
Charles Schwab  690,953 64,936
CME Group  24,424 7,214
Goldman Sachs Group  66,180 55,988
Intercontinental Exchange  286,402 45,045
Invesco  363,710 8,835
KKR  283,625 26,235
LPL Financial Holdings  21,700 6,528
Moody's  58,653 25,587
Morgan Stanley  384,683 63,307
MSCI  20,788 11,205
Robinhood Markets, Class A (1) 147,812 10,243
S&P Global  98,597 41,937
TPG (2) 193,608 7,843
Tradeweb Markets, Class A  265,977 31,295
514,944
Consumer Finance  0.5%
American Express  106,901 32,335
Capital One Financial  199,614 36,416
Figure Technology Solutions, Class A (1)(2) 326,866 11,097
79,848
Financial Services  3.7%
Apollo Global Management  162,134 18,065
Berkshire Hathaway, Class B (1) 328,556 157,444
Block (1) 675,444 40,648
Corebridge Financial  332,013 7,922
Corpay (1) 70,772 20,594
Equitable Holdings  572,377 21,241
Fiserv (1) 89,832 5,013
Global Payments  146,502 9,859
Klarna Group (1)(2) 70,388 921
Mastercard, Class A  249,325 124,578

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  542,337 163,916
Voya Financial  239,241 16,345
586,546
Insurance  2.0%
Allstate  231,515 48,002
American International Group  338,473 25,470
Aon, Class A  106,509 34,379
Axis Capital Holdings  70,941 7,194
Chubb  221,952 72,341
Marsh & McLennan  359,891 62,423
MetLife  512,976 36,278
Progressive  87,559 17,358
Willis Towers Watson  49,900 14,506
317,951
Total Financials 2,069,176
HEALTH CARE  9.6%
Biotechnology  1.8%
AbbVie  457,723 99,550
Amgen  104,542 36,783
Gilead Sciences  468,866 65,346
Natera (1) 108,280 21,655
Regeneron Pharmaceuticals  19,230 14,858
Vertex Pharmaceuticals (1) 88,522 39,528
277,720
Health Care Equipment & Supplies  1.5%
Abbott Laboratories  488,842 50,189
Boston Scientific (1) 618,265 38,796
Edwards Lifesciences (1) 380,808 30,495
Intuitive Surgical (1) 114,757 52,902
Medline, Class A (1) 83,035 3,695
Medtronic  200,584 17,381
ResMed  22,030 4,945
Stryker  125,176 41,132
239,535
Health Care Providers & Services  1.7%
BrightSpring Health Services (1) 156,401 6,664
Cardinal Health  109,292 23,095
Cencora  76,512 24,035
Centene (1) 170,734 5,590
Cigna Group  32,991 8,800
CVS Health  515,044 36,990

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elevance Health  43,964 12,870
Guardant Health (1) 250,797 23,166
McKesson  20,688 17,903
Quest Diagnostics  34,603 6,782
Tenet Healthcare (1) 97,704 18,438
UnitedHealth Group  285,455 77,241
261,574
Life Sciences Tools & Services  0.9%
Charles River Laboratories International (1) 60,846 10,496
Danaher  222,918 42,265
IQVIA Holdings (1) 37,666 6,424
Revvity  65,688 5,755
Thermo Fisher Scientific  124,389 61,141
West Pharmaceutical Services  44,127 11,060
137,141
Pharmaceuticals  3.7%
Bristol-Myers Squibb  576,009 34,935
Chugai Pharmaceutical, ADR  713,542 19,637
Eli Lilly  234,129 215,345
Johnson & Johnson  606,347 148,215
Merck  777,124 93,480
Pfizer  1,184,208 33,252
Viatris  1,764,890 23,844
Zoetis  51,797 6,123
574,831
Total Health Care 1,490,801
INDUSTRIALS & BUSINESS SERVICES  8.3%
Aerospace & Defense  2.2%
Axon Enterprise (1) 31,486 13,372
Boeing (1) 294,321 58,579
General Electric  357,918 101,566
Howmet Aerospace  160,909 37,083
L3Harris Technologies  62,448 21,554
Northrop Grumman  72,751 49,634
RTX  211,647 40,827
TransDigm Group  12,692 14,709
337,324
Building Products  0.4%
Carrier Global  321,209 18,087
Johnson Controls International  190,890 24,997

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  52,991 22,084
65,168
Commercial Services & Supplies  0.4%
Cintas  119,850 20,272
Waste Connections  89,688 14,569
Waste Management  89,435 20,551
55,392
Construction & Engineering  0.1%
API Group (1) 403,289 16,341
16,341
Electrical Equipment  0.8%
Eaton  53,437 19,113
Emerson Electric  177,471 23,252
GE Vernova  37,665 32,878
Vertiv Holdings, Class A  200,618 50,271
125,514
Ground Transportation  1.0%
Canadian National Railway  192,367 19,769
CSX  1,210,272 49,682
Old Dominion Freight Line  180,909 35,350
Saia (1) 107,212 37,661
Uber Technologies (1) 165,173 11,881
Union Pacific  9,868 2,394
156,737
Industrial Conglomerates  0.3%
3M  106,189 15,422
Honeywell International  116,638 26,363
41,785
Machinery  2.6%
Caterpillar  168,476 119,358
Cummins  6,900 3,712
Deere  114,172 64,313
Dover  94,012 19,597
Esab  177,267 17,135
Fortive  601,726 33,263
Ingersoll Rand  195,606 15,672
Middleby (1) 125,471 16,635
PACCAR  346,892 40,066
Parker-Hannifin  65,066 58,250
Pentair  153,600 13,380
Stanley Black & Decker  104,736 7,443

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xylem  13,188 1,576
410,400
Passenger Airlines  0.1%
United Airlines Holdings (1) 200,100 18,423
18,423
Professional Services  0.2%
Booz Allen Hamilton Holding  98,227 7,665
Equifax  20,593 3,708
Verisk Analytics  75,930 14,408
25,781
Trading Companies & Distributors  0.2%
SiteOne Landscape Supply (1) 43,761 5,825
W.W. Grainger  25,161 27,446
33,271
Total Industrials & Business Services 1,286,136
INFORMATION TECHNOLOGY  32.9%
Communications Equipment  1.7%
Arista Networks (1) 373,652 45,877
Ciena (1) 146,395 56,835
Cisco Systems  1,416,446 109,902
Lumentum Holdings (1) 48,976 34,418
Motorola Solutions  46,555 20,204
267,236
Electronic Equipment, Instruments & Components  1.5%
Amphenol, Class A  391,427 49,457
Corning  311,001 42,287
Jabil  70,600 18,753
Keysight Technologies (1) 161,886 45,712
TE Connectivity  208,167 43,511
Teledyne Technologies (1) 61,844 37,416
237,136
IT Services  0.3%
Akamai Technologies (1) 138,100 15,861
International Business Machines  101,300 24,554
40,415
Semiconductors & Semiconductor Equipment  14.4%
Advanced Micro Devices (1) 556,171 113,142
Analog Devices  137,668 43,798
Applied Materials  289,279 98,873
Broadcom  1,404,879 434,824

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intel (1) 1,517,201 66,954
KLA  29,836 43,931
Lam Research  289,903 61,941
Micron Technology  327,229 110,551
Monolithic Power Systems  22,483 24,582
NVIDIA  6,946,196 1,211,417
Qnity Electronics  59,745 6,893
Teradyne  77,412 22,949
Texas Instruments  103,427 20,079
2,259,934
Software  7.5%
Adobe (1) 79,259 19,266
AppLovin, Class A (1) 97,244 38,703
Autodesk (1) 49,043 11,741
Crowdstrike Holdings, Class A (1) 35,180 13,735
Descartes Systems Group (1) 231,084 16,536
Fair Isaac (1) 3,111 3,321
Fortinet (1) 39,460 3,225
HubSpot (1) 11,982 2,925
Intuit  85,251 36,861
Microsoft  2,137,438 791,215
Oracle  464,755 68,370
Palantir Technologies, Class A (1) 454,587 66,497
Palo Alto Networks (1) 122,823 19,691
PTC (1) 33,625 4,791
Salesforce  246,420 45,999
ServiceNow (1) 341,844 35,740
1,178,616
Technology Hardware, Storage & Peripherals  7.5%
Apple  4,191,340 1,063,720
Dell Technologies, Class C  95,800 15,724
Sandisk (1) 29,159 18,526
Seagate Technology Holdings  122,056 47,817
Western Digital  87,428 23,648
1,169,435
Total Information Technology 5,152,772
MATERIALS  2.2%
Chemicals  1.1%
CF Industries Holdings  73,570 9,552
Corteva  181,304 15,177
Ecolab  60,416 16,072
Linde  175,646 87,078

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LyondellBasell Industries, Class A  150,600 12,133
Mosaic  345,532 8,811
RPM International  22,608 2,247
Sherwin-Williams  73,558 23,579
174,649
Construction Materials  0.3%
CRH  185,635 19,514
Martin Marietta Materials  33,793 19,893
39,407
Containers & Packaging  0.2%
Ball  205,777 12,163
International Paper  429,613 15,337
Packaging Corp. of America  36,215 7,686
35,186
Metals & Mining  0.5%
Agnico Eagle Mines  28,239 5,732
Franco-Nevada (2) 117,929 29,134
Freeport-McMoRan  384,758 22,616
Steel Dynamics  110,325 19,859
77,341
Paper & Forest Products  0.1%
West Fraser Timber (2) 160,986 10,511
10,511
Total Materials 337,094
REAL ESTATE  1.8%
Health Care Real Estate Investment Trusts  0.3%
Ventas, REIT  152,437 12,466
Welltower, REIT  206,452 40,818
53,284
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  323,392 42,746
Rexford Industrial Realty, REIT  578,308 18,928
61,674
Office Real Estate Investment Trusts  0.0%
BXP, REIT  92,061 4,778
4,778
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 155,129 21,014

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CoStar Group (1) 130,377 5,259
26,273
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  58,868 9,616
Equity LifeStyle Properties, REIT  49,192 3,071
Essex Property Trust, REIT  42,553 10,298
Sun Communities, REIT  46,708 5,883
28,868
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  264,159 5,935
Regency Centers, REIT  96,469 7,299
Simon Property Group, REIT  70,416 13,135
26,369
Specialized Real Estate Investment Trusts  0.5%
American Tower, REIT  81,929 14,139
CubeSmart, REIT  147,511 5,406
Equinix, REIT  41,843 41,016
Public Storage, REIT  66,283 17,955
78,516
Total Real Estate 279,762
UTILITIES  2.6%
Electric Utilities  1.6%
Alliant Energy  543,793 39,023
Constellation Energy  30,741 8,585
NextEra Energy  765,669 71,115
PG&E  1,858,104 32,647
Southern  480,048 46,334
Xcel Energy  581,423 46,188
243,892
Gas Utilities  0.1%
Atmos Energy  121,780 22,495
22,495
Independent Power & Renewable Electricity
Producers  0.2%
Vistra  193,937 29,155
29,155
Multi-Utilities  0.7%
Ameren  134,467 14,781
CMS Energy  184,529 14,316
Consolidated Edison  269,269 30,476

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DTE Energy  114,160 16,692
Sempra  377,719 36,703
112,968
Total Utilities 408,510
Total Common Stocks (Cost $10,676,291) 15,563,072
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 36,126,668 36,127
36,127
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 3.571%, 7/30/26  258,000 255
U.S. Treasury Bills, 3.604%, 4/28/26 (5) 1,420,000 1,416
U.S. Treasury Bills, 3.612%, 4/30/26 (5) 3,700,000 3,689
U.S. Treasury Bills, 3.627%, 5/14/26  1,070,000 1,065
6,425
Total Short-Term Investments (Cost $42,553) 42,552
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 8,164,182 8,164
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,164
Total Securities Lending Collateral (Cost $8,164) 8,164
Total Investments in Securities  99.8%
(Cost $10,727,008) $ 15,613,788
Other Assets Less Liabilities 0.2% 28,759
Net Assets 100.0% $ 15,642,547
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield

T. ROWE PRICE U.S. Equity Research Fund

.
.
.
.
.
.
.
.
.
.
(4) Affiliated Companies
(5) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 176 S&P 500 E-Mini Index contracts 6/26 57,823 $ 1,292
Net payments (receipts) of variation margin to date 314
Variation margin receivable (payable) on open futures contracts $ 1,606

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 643
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 643+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 44,654  ¤  ¤ $ 36,127
T. Rowe Price Treasury
Reserve Fund, 3.68% 36,016  ¤  ¤ 8,164
Total $ 44,291^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $643 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,291.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity
Research Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. Equity Research Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,563,072 $ — $ — $ 15,563,072
Short-Term Investments 36,127 6,425 — 42,552
Securities Lending Collateral 8,164 — — 8,164
Total Securities 15,607,363 6,425 — 15,613,788
Futures Contracts* 1,292 — — 1,292
Total $ 15,608,655 $ 6,425 $ — $ 15,615,080
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F108-054Q1 03/26